Related Party Transactions - Additional Information (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Ingamba LLC	Dec. 31, 2011 Ingamba LLC	Dec. 31, 2010 Ingamba LLC	Jun. 30, 2008 GungHo Online Entertainment Incorporated	Apr. 01, 2008 GungHo Online Entertainment Incorporated
Related Party Transaction [Line Items]
Business acquisition, percent of voting right							6.92%	52.39%
Revenue from related parties	30,061	29,110	29,065	138	275	94
Due from related parties	2,657	3,573	3,149		47	94